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Schedule of Investments
(unaudited)
Putnam Municipal Opportunities Trust 2
Notes to Schedule of Investments 14

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited), January 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 145.1%
Alabama 0.2%
a,b
Baldwin County Industrial Development Authority , Novelis Corp. , Revenue , 144A, 2025
A , Mandatory Put , 5% , 6/01/32 ........................................ $ 500,000 $ 511,365
Alaska 1.8%
c
Alaska Industrial Development & Export Authority , Dena' Nena' Henash , Revenue ,
2019 A , 4% , 10/01/44 ............................................... 6,050,000 5,677,114
Arizona 3.3%
Arizona Industrial Development Authority ,
b
BASIS Schools, Inc. Obligated Group, Revenue, 144A, 2017 D, Refunding, 5%,
7/01/51 ........................................................ 510,000 476,035
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 A, 4%,
11/01/46 ....................................................... 2,855,000 2,526,691
KIPP NYC Public Charter Schools, Revenue, 2021 B, 4%, 7/01/41 ............. 720,000 678,641
b
Industrial Development Authority of the City of Phoenix Arizona (The) , BASIS Schools,
Inc. Obligated Group , Revenue , 144A, 2015 A , Refunding , 5% , 7/01/35 ......... 1,000,000 1,000,448
b
Industrial Development Authority of the County of Pima (The) ,
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 A, 6.25%,
11/15/35 ....................................................... 1,750,000 1,929,250
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 A, 7%,
11/15/57 ....................................................... 350,000 375,185
Maricopa County Industrial Development Authority ,
b
Grand Canyon University Obligated Group, Revenue, 144A, 2024, 7.375%, 10/01/29 2,050,000 2,186,248
Horizon Community Learning Center, Inc., Revenue, 2016, Refunding, 5%, 7/01/35 750,000 752,325
Reid Traditional Schools Obligated Group, Revenue, 2016, 5%, 7/01/36 ......... 350,000 350,488
10,275,311
California 8.7%
b
California Community Housing Agency , Aster Apartments , Revenue, Senior Lien , 144A,
2021 A-1 , 4% , 2/01/56 .............................................. 550,000 457,990
California Municipal Finance Authority ,
d
Revenue, FRN, 2025-1, A-2, 3.439%, 2/20/41 ............................ 2,333,000 2,063,524
HumanGood California Obligated Group, Revenue, 2021, 4%, 10/01/49 ......... 2,700,000 2,364,272
Terry Manor Senior Housing LP, Revenue, 2024 A, FNMA Insured, 4.2%, 8/01/40 .. 2,870,000 2,960,932
b
California School Finance Authority , Vista Charter Public Schools Obligated Group ,
Revenue , 144A, 2021 A , 4% , 6/01/61 ................................... 1,455,000 1,083,315
City of Long Beach ,
Airport System, Revenue, 2022 C, AG Insured, 5%, 6/01/42 .................. 750,000 795,026
Airport System, Revenue, 2022 C, AG Insured, 5.25%, 6/01/47 ............... 1,250,000 1,290,945
City of Los Angeles , Community Facilities District No. 11 , Special Tax , 2021 , 4% ,
9/01/38 ......................................................... 1,000,000 999,828
b
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 500,000 344,105
b
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 3/01/57 . 1,450,000 985,556
Dublin, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 2/01/57 .................. 1,900,000 1,335,991
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 5,135,000 3,842,206
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 12/01/56 ....... 2,735,000 1,888,056
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series , 2023 C , Refunding , 5.5% , 5/01/39 ................. 5,765,000 6,511,461
26,923,207
Colorado 4.3%
City & County of Denver ,
Airport System, Revenue, 2022 A, 5.5%, 11/15/35 ......................... 1,500,000 1,716,141
Airport System, Revenue, 2022 A, 5%, 11/15/37 ........................... 1,025,000 1,116,021

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City & County of Denver, (continued)
Airport System, Revenue, 2022 A, 5.5%, 11/15/38 ......................... $ 1,500,000 $ 1,683,583
Airport System, Revenue, 2022 A, 4.125%, 11/15/47 ....................... 5,000,000 4,593,954
Colorado Health Facilities Authority , Christian Living Neighborhoods Obligated Group ,
Revenue , 2016 , Refunding , 5% , 1/01/37 ................................. 550,000 550,293
Denver Health & Hospital Authority , Revenue , 2025 A , 5.125% , 12/01/50 .......... 1,500,000 1,507,156
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 3% , 7/15/37 ............................................. 850,000 780,603
b
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado , GO , 144A,
2025 A , 5% , 4/01/35 ................................................ 1,225,000 1,356,432
13,304,183
Connecticut 0.7%
b
Harbor Point Infrastructure Improvement District , Tax Allocation , 144A, 2017 ,
Refunding , 5% , 4/01/39 ............................................. 2,000,000 2,028,182
Florida 9.3%
b
Capital Trust Authority ,
Academir Charter Schools, Inc., Revenue, 144A, 2025 A, 6.375%, 7/01/50 ....... 900,000 910,751
Madrone Florida Tech Student Housing I LLC, Revenue, 144A, 2025 A, 5.375%,
7/01/65 ........................................................ 185,000 177,433
b
Center Lake Ranch West Community Development District , Assessment Area 2 ,
Special Assessment , 144A, 2025 , 5.6% , 5/01/55 .......................... 300,000 300,055
City of Miami , Revenue , 2024 A , 5.5% , 1/01/49 ............................. 6,340,000 6,810,238
b
County of Okaloosa , AIR Force Enlisted Village, Inc. Obligated Group , Revenue , 144A,
2025 , 5.75% , 5/15/55 ............................................... 425,000 432,395
b
County of Palm Beach , Provident Group-PBAU Properties LLC , Revenue , 144A, 2019
A , 5% , 4/01/39 .................................................... 1,600,000 1,617,284
b
Del Webb Oak Creek Community Development District , Special Assessment , 144A,
2025 , 5.625% , 5/01/55 .............................................. 270,000 271,152
East Nassau Stewardship District , Special Assessment , 2025 , 6.25% , 5/01/56 ...... 450,000 464,802
Firethorn Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.6% , 5/01/55 ................................................ 300,000 297,142
Florida Development Finance Corp. ,
b
Revenue, 144A, 2021 A, 4%, 7/01/51 ................................... 500,000 411,692
River City Education Obligated Group, Revenue, 2022 B, Refunding, 5%, 7/01/42 . 485,000 486,589
River City Education Obligated Group, Revenue, 2022 B, Refunding, 5%, 7/01/51 . 1,300,000 1,223,697
River City Education Obligated Group, Revenue, 2022 B, Refunding, 5%, 7/01/57 . 680,000 631,865
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/52 .................................................... 1,500,000 1,428,075
Florida Higher Educational Facilities Financing Authority ,
Florida Institute of Technology, Inc., Revenue, 2019, 4%, 10/01/39 ............. 800,000 771,748
St. Leo University, Inc. Obligated Group, Revenue, 2019, Refunding, 5%, 3/01/44 .. 1,500,000 1,159,939
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 1,500,000 1,506,614
e
Hills of Minneola Community Development District , North Parcel Assessment Area 2 ,
Special Assessment , 2026 , 5.6% , 5/01/56 ............................... 195,000 195,220
e
Hunt Club Grove Community Development District , Assessment Area 2 , Revenue ,
2026 , 5.6% , 12/15/55 ............................................... 185,000 185,233
b
Lakeside at Satilla Community Development District , Assessments , Special
Assessment , 144A, 2025 , 5.625% , 5/01/55 ............................... 100,000 100,502
Lakewood Ranch Stewardship District ,
Special Assessment, 2025, 6%, 5/01/56 ................................. 275,000 283,345
Assessments, Special Assessment, 2023, 6.3%, 5/01/54 .................... 1,335,000 1,400,737
b
New Port Corners Community Development District , Special Assessment , 144A, 2025 ,
5.5% , 6/15/55 .................................................... 300,000 297,058

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Palermo Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 5.5% , 6/15/55 ................................................ $ 250,000 $ 255,347
Palm Beach County Health Facilities Authority , Jupiter Medical Center Obligated Group ,
Revenue , 2022 , 5% , 11/01/47 ........................................ 1,515,000 1,520,428
Pinellas County Industrial Development Authority , Drs Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc. , Revenue , 2019 , 5% , 7/01/39 ......... 500,000 506,007
b
Riverwalk Community Development District , Special Assessment , 144A, 2025 A ,
5.625% , 5/01/55 ................................................... 275,000 275,156
b,e
Southpointe of Manatee County Community Development District , Assessment Area 1 ,
Special Assessment , 144A, 2026 , 5.625% , 5/01/56 ......................... 195,000 194,162
b
Sugarloaf Community Development District , Assessment Area 1 , Special Assessment ,
144A, 2026 , 5.625% , 12/15/55 ........................................ 190,000 188,684
Terra Lago Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 5.75% , 5/01/56 ............................................... 400,000 396,325
b
Village Community Development District No. 13 , Phase II , Special Assessment , 144A,
2020 , 3% , 5/01/35 ................................................. 2,380,000 2,263,816
b
Village Community Development District No. 15 ,
Special Assessment, 144A, 2024, 4.55%, 5/01/44 ......................... 500,000 486,063
Phase I, Special Assessment, 144A, 2023, 5%, 5/01/43 ..................... 1,000,000 1,022,035
Vivid Shores Community Development District , Special Assessment , 2025 , 5.625% ,
5/01/56 ......................................................... 110,000 109,996
b
Waterset South Community Development District , Assessment Area , Special
Assessment , 144A, 2025 , 5.7% , 5/01/56 ................................ 225,000 225,392
Woodcreek Community Development District , Assessment Area 2 , Special
Assessment , 2025 , 5.5% , 5/01/55 ..................................... 200,000 193,866
29,000,843
Georgia 4.5%
b
Atlanta Development Authority (The) , PRG - CAU Properties LLC , Revenue , 144A,
2025 A , 6% , 7/01/50 ................................................ 125,000 129,634
DeKalb County Housing Authority , HADC 1086 on Montreal LLC , Revenue , 2024 ,
4% , 3/01/34 ...................................................... 5,000,000 5,080,239
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2021 A , 3% , 2/15/51 .......................... 2,330,000 1,658,295
a
Main Street Natural Gas, Inc. , Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 ..... 2,670,000 2,861,387
Municipal Electric Authority of Georgia ,
Revenue, 2024 A, Refunding, 5.25%, 1/01/49 ............................. 1,000,000 1,039,145
JEA Electric System, Revenue, 2023 A, AG Insured, 5%, 7/01/55 .............. 1,700,000 1,722,354
Paulding County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2022 A , Refunding , 5% , 4/01/43 ............................... 1,400,000 1,471,910
13,962,964
Hawaii 1.4%
County of Maui , GO , 2025 , 5% , 9/01/37 ................................... 2,250,000 2,629,604
State of Hawaii , Harbor System , Revenue , 2020 A , Refunding , 4% , 7/01/34 ........ 1,625,000 1,671,642
4,301,246
Illinois 12.3%
Chicago Board of Education ,
GO, 2015 C, 5.25%, 12/01/39 ........................................ 2,250,000 2,225,881
GO, 2023 A, 5.875%, 12/01/47 ........................................ 400,000 409,735
GO, 2023 A, 6%, 12/01/49 ........................................... 325,000 334,107
Chicago Midway International Airport , Revenue, Senior Lien , 2023 C , Refunding , 5% ,
1/01/40 ......................................................... 2,250,000 2,398,146
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2018 A, Refunding, 5%, 1/01/37 ..................... 300,000 311,683

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Chicago O’Hare International Airport, (continued)
Customer Facility Charge, Revenue, Senior Lien, 2023, Refunding, BAM Insured,
5.25%, 1/01/42 .................................................. $ 1,465,000 $ 1,585,737
City of Chicago ,
GO, 2023 A, 5%, 1/01/35 ............................................ 2,500,000 2,641,068
GO, 2025 E, 6%, 1/01/44 ............................................ 1,750,000 1,895,940
c
Chicago O'Hare International Airport, Revenue, Senior Lien, 2025 E, BAM Insured,
5.5%, 1/01/55 ................................................... 3,500,000 3,651,646
Illinois Finance Authority ,
Board of Trustees of the University of Illinois (The), Revenue, 2023 A, 5.25%,
10/01/53 ....................................................... 2,500,000 2,611,961
CHF-Chicago LLC, Revenue, 2017 A, 5%, 2/15/37 ......................... 1,000,000 1,009,320
CHF-Chicago LLC, Revenue, 2017 A, 5%, 2/15/47 ......................... 2,000,000 1,910,850
Lifespace Communities, Inc. Obligated Group, Revenue, 2015 A, Refunding, 5%,
5/15/35 ........................................................ 1,025,000 1,025,554
Metropolitan Pier & Exposition Authority ,
f
State of Illinois McCormick Place Expansion Project Fund, Revenue, 2002 A, NATL
Insured, 3.11%, 12/15/30 .......................................... 12,000,000 10,337,671
f
State of Illinois McCormick Place Expansion Project Fund, Revenue, 2017 B,
Refunding, 4.604%, 12/15/37 ....................................... 1,000,000 821,556
State of Illinois McCormick Place Expansion Project Fund, Revenue, 2020 A,
Refunding, 4%, 6/15/50 ............................................ 5,000,000 4,302,220
State of Illinois McCormick Place Expansion Project Fund, Revenue, 2022 A,
Refunding, 4%, 6/15/52 ............................................ 1,000,000 847,409
38,320,484
Indiana 0.7%
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 1,750,000 1,806,115
Indiana Finance Authority , Indiana Masonic Home, Inc. Obligated Group , Revenue ,
2025 B , 5.5% , 5/01/54 .............................................. 455,000 459,021
2,265,136
Iowa 0.6%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/46 ........................................................ 2,000,000 1,701,118
Presbyterian Homes Mill Pond Apartment, Inc., Revenue, 2025, 5.75%, 10/01/55 .. 300,000 305,280
2,006,398
Kentucky 1.0%
Kentucky Economic Development Finance Authority , Masonic Homes of Kentucky, Inc.
Obligated Group , Revenue , 2016 A , Refunding , 5% , 5/15/51 ................. 500,000 397,281
Kentucky Public Energy Authority , Revenue , 2025 B , 5% , 12/01/33 .............. 2,275,000 2,386,034
Louisville Regional Airport Authority , Revenue , 2014 A , Refunding , 5% , 7/01/31 ..... 385,000 386,641
3,169,956
Louisiana 0.7%
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, 2024, 5.5%, 9/01/59 ...... 350,000 354,900
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, 2024, 5.75%, 9/01/64 ..... 1,750,000 1,804,355
2,159,255

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland 1.1%
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2018 A , Refunding ,
5% , 1/01/36 ...................................................... $ 450,000 $ 458,345
Maryland Economic Development Corp. ,
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 4.25%, 7/01/50 1,350,000 1,177,736
Morgan View & Thurgood Marshall Student Housing, Revenue, 2022 A, 6%, 7/01/58 1,725,000 1,821,073
3,457,154
Massachusetts 8.0%
Commonwealth of Massachusetts ,
GO, 2022 C, 5%, 10/01/52 ........................................... 1,980,000 2,038,244
GO, 2024 B, 5%, 5/01/54 ............................................ 7,770,000 8,027,303
Massachusetts Development Finance Agency ,
Boston Medical Center Corp. Obligated Group, Revenue, 2015 D, 5%, 7/01/44 .... 400,000 396,224
PRG Medford Properties, Inc., Revenue, 2025, 5.5%, 6/01/50 ................ 1,500,000 1,601,810
SABIS International Charter School, Revenue, 2015, Refunding, 5%, 4/15/33 ..... 1,000,000 1,000,376
UMass Memorial Health Care Obligated Group, Revenue, 2025 N-1, Refunding,
5.25%, 7/01/50 .................................................. 5,000,000 5,120,511
UMass Memorial Health Care Obligated Group, Revenue, 2025 N-1, Refunding,
4.5%, 7/01/54 ................................................... 4,800,000 4,497,479
Massachusetts Port Authority , Revenue , 2016 B , 4% , 7/01/46 .................. 2,500,000 2,287,887
24,969,834
Michigan 7.3%
City of Detroit , GO , B-1 , 4% , 4/01/44 ..................................... 1,690,341 1,331,447
Detroit City School District , GO , 2001 A , AG Insured , 6% , 5/01/29 ............... 660,000 705,693
Great Lakes Water Authority ,
Sewage Disposal System, Revenue, Senior Lien, 2023 C, 5.25%, 7/01/48 ....... 1,375,000 1,464,005
Sewage Disposal System, Revenue, Senior Lien, 2023 C, 5.25%, 7/01/53 ....... 1,700,000 1,780,838
Michigan Finance Authority ,
Lawrence Technological University Obligated Group, Revenue, 2022, Refunding, 4%,
2/01/42 ........................................................ 745,000 650,990
Trinity Health Corp. Obligated Group, Revenue, 2019 A, Refunding, 4%, 12/01/49 . 3,845,000 3,458,515
Michigan State Housing Development Authority , Revenue , 2021 A , 2.73% , 10/01/59 . 1,500,000 932,981
Pontiac School District ,
GO, 2020, 4%, 5/01/45 ............................................. 4,425,000 4,219,738
GO, 2020, 4%, 5/01/50 ............................................. 4,975,000 4,546,767
State of Michigan , Trunk Line , Revenue , 2021 A , 4% , 11/15/46 ................. 3,725,000 3,497,229
22,588,203
Minnesota 0.7%
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 2,000,000 2,034,192
Missouri 2.5%
Health & Educational Facilities Authority of the State of Missouri ,
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/34 .................................................... 1,085,000 954,120
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/38 .................................................... 1,750,000 1,423,611
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/43 .................................................... 1,150,000 875,906
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 B, Refunding,
4%, 5/01/45 .................................................... 1,950,000 1,425,146

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Kansas City Industrial Development Authority , City of Kansas City Airport , Revenue ,
2019 B , 5% , 3/01/46 ............................................... $ 3,150,000 $ 3,165,234
7,844,017
Nevada 2.9%
City of Las Vegas ,
Special Improvement District No. 816, Special Assessment, 2021, 3%, 6/01/41 .... 1,740,000 1,397,689
Special Improvement District No. 818, Special Assessment, 2024, 5%, 12/01/49 ... 1,130,000 1,112,534
a
County of Washoe ,
Sierra Pacific Power Co., Revenue, 2016 C, Refunding, Mandatory Put, 4.125%,
10/01/29 ....................................................... 1,500,000 1,542,603
Sierra Pacific Power Co., Revenue, 2016 F, Refunding, Mandatory Put, 4.125%,
10/01/29 ....................................................... 4,850,000 4,987,750
9,040,576
New Hampshire 3.2%
New Hampshire Business Finance Authority ,
Revenue, 2024-2, A, 3.625%, 8/20/39 .................................. 2,716,987 2,654,665
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.125%, 8/15/40 .............. 1,070,000 992,870
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.25%, 8/15/46 ............... 1,210,000 1,042,609
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.5%, 8/15/55 ................ 2,540,000 2,110,216
Greater Raleigh Area Christian Education, Inc., Revenue, 2025, 6%, 8/01/65 ..... 700,000 697,461
New Hampshire Health and Education Facilities Authority Act , Southern New
Hampshire Health Obligated Group , Revenue , 2016 , Refunding , 5% , 10/01/37 .... 2,500,000 2,514,997
10,012,818
New Jersey 0.5%
Passaic County Improvement Authority (The) , Paterson Arts & Science Charter School ,
Revenue , 2023 , 5.5% , 7/01/58 ........................................ 550,000 559,119
South Jersey Transportation Authority , Revenue , 2022 A , 5.25% , 11/01/52 ......... 1,000,000 1,032,115
1,591,234
New Mexico 0.8%
City of Santa Fe ,
El Castillo Retirement Residences Obligated Group, Revenue, 2012, 5%, 5/15/42 . 1,460,000 1,460,081
El Castillo Retirement Residences Obligated Group, Revenue, 2019 A, 5%, 5/15/44 975,000 967,239
2,427,320
New York 12.7%
Empire State Development Corp. , State of New York Sales Tax , Revenue , 2021 A ,
Refunding , 3% , 3/15/50 ............................................. 1,060,000 779,256
Metropolitan Transportation Authority , Revenue , 2024 A , Refunding , 5.5% , 11/15/47 . 8,000,000 8,561,608
New York City Housing Development Corp. ,
Revenue, 2020 I-1, 2.55%, 11/01/45 .................................... 2,025,000 1,460,515
Revenue, 2020 I-1, 2.8%, 11/01/60 ..................................... 2,000,000 1,255,024
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2022 B-1 ,
3% , 8/01/48 ...................................................... 5,875,000 4,419,975
New York Counties Tobacco Trust VI , Revenue , 2016 A-2B , Refunding , 5% , 6/01/45 . 1,000,000 872,951
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, BAM Insured, 3%, 11/15/51 ................... 3,500,000 2,547,804
7 World Trade Center II LLC, Revenue, 2022 A, 1, Refunding, 3%, 9/15/43 ....... 2,335,000 1,970,992
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 2,000,000 2,059,786
JFK NTO LLC, Revenue, 2023, 6%, 6/30/54 .............................. 2,400,000 2,495,879

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
JFK NTO LLC, Revenue, 2025, 6%, 6/30/55 .............................. $ 2,250,000 $ 2,386,392
b
Oneida Indian Nation of New York ,
Revenue, 144A, 2024 A, 8%, 9/01/40 ................................... 300,000 304,875
Revenue, 144A, 2024 B, 6%, 9/01/43 ................................... 475,000 513,670
c
Port Authority of New York & New Jersey , Revenue , 218th , 5% , 11/01/49 .......... 2,980,000 3,030,606
Suffolk Regional Off-Track Betting Co. , Revenue , 2024 , 6% , 12/01/53 ............ 2,270,000 2,315,521
Triborough Bridge & Tunnel Authority , Sales Tax , Revenue , 2022 A , 5.25% , 5/15/57 .. 4,400,000 4,568,894
39,543,748
North Carolina 1.1%
North Carolina Medical Care Commission ,
Lutheran Services for the Aging, Inc. Obligated Group, Revenue, 2021 A, 4%,
3/01/51 ........................................................ 2,250,000 1,887,771
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/45 .............. 500,000 477,905
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2024 A,
5%, 10/01/44 ................................................... 505,000 515,000
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2024 A,
5%, 10/01/49 ................................................... 500,000 500,982
3,381,658
Ohio 2.0%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 3% , 6/01/48 ............................................. 1,000,000 707,243
Cleveland-Cuyahoga County Port Authority , Playhouse Square Foundation , Revenue ,
2018 , Refunding , 5.5% , 12/01/53 ...................................... 500,000 500,192
County of Montgomery , Kettering Health Network Obligated Group , Revenue , 2016 ,
4% , 8/01/47 ...................................................... 3,000,000 2,700,659
Port of Greater Cincinnati Development Authority , Revenue, Senior Lien , 2024 A ,
Refunding , 5% , 12/01/63 ............................................ 1,250,000 1,276,893
Summit County Development Finance Authority , PRG - Akron Properties LLC ,
Revenue , 2025 A , BAM Insured , 5.5% , 7/01/60 ........................... 1,000,000 1,044,451
6,229,438
Oregon 0.5%
Clackamas County Hospital Facility Authority , Rose Villa, Inc. Obligated Group ,
Revenue , 2020 A , Refunding , 5.25% , 11/15/50 ............................ 1,000,000 990,125
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2016 , Refunding , 5% , 12/01/36 .................. 650,000 653,966
1,644,091
Others 0.7%
d
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , FRN , 2024-ML22 , A-US ,
4.547% , 10/25/40 .................................................. 2,222,264 2,260,508
Pennsylvania 5.8%
Allegheny County Airport Authority ,
Revenue, 2021 A, 5%, 1/01/34 ........................................ 3,480,000 3,748,919
Revenue, 2021 A, AG Insured, 4%, 1/01/46 .............................. 750,000 685,492
Revenue, 2023 A, AG Insured, 5.5%, 1/01/48 ............................. 5,000,000 5,235,011
Bucks County Water and Sewer Authority , Revenue , 2022 A , AG Insured , 5.25% ,
12/01/47 ........................................................ 2,175,000 2,300,603
Lancaster County Hospital Authority ,
Masonic Villages of the Grand Lodge of Pennsylvania, Revenue, 2023, Refunding,
5.125%, 11/01/38 ................................................ 2,000,000 2,188,080
Moravian Manors Obligated Group, Revenue, 2019 A, 5%, 6/15/44 ............. 1,000,000 930,514

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Lancaster County Hospital Authority, (continued)
St. Anne's Retirement Community Obligated Group, Revenue, 2020, Refunding, 5%,
3/01/40 ........................................................ $ 500,000 $ 480,937
St. Anne's Retirement Community Obligated Group, Revenue, 2020, Refunding, 5%,
3/01/50 ........................................................ 500,000 415,708
Montgomery County Industrial Development Authority , Public School of Germantown
(The) , Revenue , 2021 A , Refunding , 4% , 10/01/36 ......................... 450,000 443,903
Pennsylvania Economic Development Financing Authority , Commonwealth of
Pennsylvania Motor License Fund , Revenue , 2022 , AG Insured , 5.75% , 12/31/62 .. 1,350,000 1,412,966
b,g
Philadelphia Authority for Industrial Development , University of the Arts (The) ,
Revenue , 144A, 2017 , 5% , 3/15/45 .................................... 465,246 93,049
17,935,182
Rhode Island 1.5%
Rhode Island Health and Educational Building Corp. ,
PRG - RI Properties LLC, Revenue, 2025 A, AG Insured, 5%, 7/01/60 .......... 1,500,000 1,494,029
PRG - RI Properties LLC, Revenue, 2025 B, AG Insured, 5.625%, 7/01/65 ....... 450,000 461,574
Tobacco Settlement Financing Corp. , Revenue , 2015 B , Refunding , 5% , 6/01/50 .... 2,750,000 2,719,278
4,674,881
South Carolina 0.1%
b
City of Goose Creek , Carnes Crossroads Improvement District , Special Assessment ,
144A, 2025 , 5.5% , 10/01/55 .......................................... 200,000 200,719
South Carolina Jobs-Economic Development Authority , Bishop Gadsden Episcopal
Retirement Community Obligated Group , Revenue , 2025 , 5.25% , 4/01/51 ....... 255,000 255,730
456,449
South Dakota 0.6%
County of Lincoln , Augustana College Association , Revenue , 2021 A , Refunding , 4% ,
8/01/61 ......................................................... 2,355,000 1,808,068
Tennessee 2.1%
Knox County Health Educational & Housing Facility Board , Provident Group - UTK
Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5% , 7/01/64 ............... 3,415,000 3,426,569
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board , Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/55 . 2,250,000 1,782,825
Metropolitan Nashville Airport Authority (The) , Revenue , 2022 B , 5.5% , 7/01/42 ..... 1,125,000 1,228,303
6,437,697
Texas 15.1%
Arlington Higher Education Finance Corp. ,
b
BASIS Texas Charter Schools, Inc., Revenue, 144A, 2024, 4.75%, 6/15/49 ....... 1,215,000 1,104,563
Uplift Education, Revenue, 2016 A, Refunding, 5%, 12/01/36 ................. 500,000 504,103
Austin-Bergstrom Landhost Enterprises, Inc. ,
Revenue, 2017, Refunding, 5%, 10/01/34 ................................ 530,000 542,491
Revenue, 2017, Refunding, 5%, 10/01/35 ................................ 1,045,000 1,067,423
b
Beaumont Housing Authority , Revenue, Senior Lien , 144A, 2025 A , 6.5% , 7/01/55 ... 625,000 618,638
Central Texas Turnpike System , Revenue, First Tier , 2020 A , Refunding , 3% , 8/15/40 2,825,000 2,476,396
City of Anna ,
b
Crystal Park Public Improvement District No. 2 Improvement Area No. 1, Special
Assessment, 144A, 2025, 5.875%, 9/15/55 ............................. 250,000 249,448
Woods at Lindsey Place (The) Public Improvement District Improvement Area No.
2-3, Special Assessment, 2025, 5.5%, 9/15/55 .......................... 100,000 100,053
b
City of Crandall , River Ridge Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2025 , 5.5% , 9/15/55 .......................... 390,000 386,578

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Dripping Springs , Special Assessment , 2025 , 5.625% , 9/01/55 ............ $ 300,000 $ 296,369
b
City of Ennis , Special Assessment , 144A, 2025 , 5.5% , 9/15/55 ................. 350,000 342,947
b
City of Manor , EntradenGlen Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 7% , 9/15/55 ............................ 175,000 183,459
City of Mesquite , Solterra Public Improvement District Improvement Area C-4 , Special
Assessment , 2025 , 5.625% , 9/01/55 ................................... 100,000 98,931
City of Princeton ,
Special Assessment, 2025, 5.625%, 9/01/55 ............................. 275,000 274,794
b
Eastridge Public Improvement District Improvement Area No. 5, Special Assessment,
144A, 2025, 5.625%, 9/01/55 ....................................... 260,000 259,806
Windmore Public Improvement District Improvement Area No. 3, Special
Assessment, 2025, 5.625%, 9/01/55 .................................. 285,000 284,787
b
City of Seagoville , Special Assessment , 144A, 2025 , 6% , 9/15/54 ............... 775,000 792,512
Clifton Higher Education Finance Corp. ,
International Leadership of Texas, Inc., Revenue, 2024 A, Refunding, PSF Guaranty,
4.125%, 8/15/49 ................................................. 1,250,000 1,196,373
International Leadership of Texas, Inc., Revenue, 2024 A, Refunding, PSF Guaranty,
4.25%, 8/15/53 .................................................. 4,800,000 4,497,102
International Leadership of Texas, Inc., Revenue, 2025 A, Refunding, PSF Guaranty,
5.25%, 2/15/49 .................................................. 1,000,000 1,041,633
International Leadership of Texas, Inc., Revenue, 2025 A, Refunding, PSF Guaranty,
5%, 2/15/55 .................................................... 1,635,000 1,663,733
YES Prep Public Schools, Inc., Revenue, 2023, PSF Guaranty, 4.25%, 4/01/48 ... 2,000,000 1,909,110
b
County of Denton , Green Meadows Public Improvement District Improvement Area No.
1 , Special Assessment , 144A, 2025 , 5.625% , 12/31/55 ...................... 775,000 795,789
Dallas Fort Worth International Airport , Revenue , 2025 A-1 , Refunding , 5.5% , 11/01/50 1,250,000 1,321,286
c
Grand Parkway Transportation Corp. , Revenue , 2018 A , 5% , 10/01/48 ........... 3,500,000 3,557,912
Harris County Cultural Education Facilities Finance Corp. ,
Brazos Presbyterian Homes Obligated Group, Revenue, 2016, Refunding, 5%,
1/01/37 ........................................................ 245,000 245,643
YMCA of the Greater Houston Area, Revenue, 2013 A, Refunding, 5%, 6/01/33 ... 800,000 780,994
YMCA of the Greater Houston Area, Revenue, 2013 A, Refunding, 5%, 6/01/38 ... 1,500,000 1,378,754
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2025 ,
5.125% , 10/01/51 .................................................. 650,000 614,247
Love Field Airport Modernization Corp. , City of Dallas Airport , Revenue , 2015 , 5% ,
11/01/35 ........................................................ 1,000,000 1,001,033
Matagorda County Navigation District No. 1 , AEP Texas, Inc. , Revenue , 2005 A ,
Refunding , AMBAC Insured , 4.4% , 5/01/30 ............................... 1,500,000 1,575,929
New Hope Cultural Education Facilities Finance Corp. ,
CHF-Collegiate Housing Denton LLC, Revenue, 2018 A-1, AG Insured, 4.125%,
7/01/53 ........................................................ 1,000,000 873,896
CHF-Collegiate Housing Denton LLC, Revenue, 2018 B-1, AG Insured, 4.125%,
7/01/53 ........................................................ 1,000,000 873,031
Tarrant County Cultural Education Facilities Finance Corp. , Buckner Retirement
Services, Inc. Obligated Group , Revenue , 2016 B , 5% , 11/15/40 ............... 2,000,000 2,008,950
b
Texas Community Housing & Economic Development Corp. , Agape Helotes, Inc. ,
Revenue, Senior Lien , 144A, 2025 A-1 , 6.25% , 1/01/65 ..................... 625,000 582,625
Texas Public Finance Authority ,
Texas Southern University, Revenue, 2023, BAM Insured, 5.25%, 5/01/40 ....... 400,000 439,565
Texas Southern University, Revenue, 2023, BAM Insured, 5.25%, 5/01/41 ....... 400,000 435,991
Texas Southern University, Revenue, 2023, BAM Insured, 5.25%, 5/01/42 ....... 400,000 431,089
c
Texas Transportation Finance Corp. , Revenue , 2025 A , Refunding , 5.5% , 10/01/55 .. 8,000,000 8,667,130
b
Town of Providence Village , Foree Ranch Public Improvement District Improvement
Area No. 2 , Special Assessment , 144A, 2025 , 5.5% , 9/01/55 ................. 385,000 378,363

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Uptown Development Authority ,
City of Houston Reinvestment Zone No. 16, Tax Allocation, 2021, Refunding, 3%,
9/01/39 ........................................................ $ 725,000 $ 599,281
City of Houston Reinvestment Zone No. 16, Tax Allocation, 2021, Refunding, 3%,
9/01/40 ........................................................ 750,000 602,727
47,055,484
Utah 2.8%
b
Black Desert Public Infrastructure District , Assessment Area 1 , Special Assessment ,
144A, 2024 , 5.625% , 12/01/53 ........................................ 700,000 704,492
Downtown Revitalization Public Infrastructure District , City of Salt Lake City
Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG Insured , 5.5% , 6/01/50 3,000,000 3,245,251
b
MIDA Mountain Village Public Infrastructure District , Mountain Village Assessment Area
2 , Special Assessment , 144A, 2021 , 4% , 8/01/50 .......................... 1,430,000 1,215,528
Utah Infrastructure Agency ,
Revenue, 2022, 5%, 10/15/37 ........................................ 1,200,000 1,264,672
Revenue, 2023, 6%, 10/15/47 ........................................ 1,650,000 1,782,632
Revenue, 2025, 5.25%, 10/15/49 ...................................... 375,000 374,848
8,587,423
Virginia 0.4%
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/36 ........................................................ 630,000 637,169
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/39 ........................................................ 750,000 746,151
1,383,320
Washington 6.5%
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding ,
6.875% , 12/01/49 .................................................. 4,000,000 4,411,928
King County Public Hospital District No. 1 , GO , 2018 , Refunding , 5% , 12/01/38 ..... 2,365,000 2,469,846
Port of Seattle , Revenue , 2022 B , Refunding , 5% , 8/01/40 ..................... 1,000,000 1,071,193
Washington State Housing Finance Commission ,
Revenue, 2021-1, A, 3.5%, 12/20/35 ................................... 2,478,723 2,432,386
Revenue, 2023-1, A, 3.375%, 4/20/37 .................................. 2,541,734 2,430,684
d
Revenue, FRN, 2024-1, A, 4.084%, 3/20/40 .............................. 892,040 879,337
Eastside Retirement Association Obligated Group, Revenue, 2023 A, Refunding, 5%,
7/01/43 ........................................................ 2,030,000 2,084,996
b
Provident Group - SH II Properties LLC, Revenue, 144A, 2025 A, BAM Insured,
5.25%, 7/01/55 .................................................. 1,500,000 1,502,828
b
Seattle Academy of Arts & Sciences, Revenue, 144A, 2023, Refunding, 6.25%,
7/01/59 ........................................................ 2,750,000 2,930,113
20,213,311
Wisconsin 9.3%
Public Finance Authority ,
Revenue, 2023-1, A, 5.75%, 7/01/62 ................................... 2,598,808 2,715,098
b
AMCP Franklin LLC, Revenue, 144A, 2025 A-T, 10%, 12/01/60 ............... 715,000 723,863
Beyond Boone LLC, Revenue, 2020 A, AG Insured, 4%, 7/01/34 .............. 300,000 303,873
Beyond Boone LLC, Revenue, 2020 A, AG Insured, 4%, 7/01/40 .............. 500,000 500,561
Beyond Boone LLC, Revenue, 2020 A, AG Insured, 4%, 7/01/45 .............. 600,000 558,382
Beyond Boone LLC, Revenue, 2020 A, AG Insured, 4%, 7/01/50 .............. 700,000 617,536
Campus Real Estate Holding Corp. LLC, Revenue, 2025 A, Refunding, 5.5%, 6/01/55 300,000 303,295
CFC-SA LLC, Revenue, Senior Lien, 2022 A, 5%, 2/01/62 ................... 700,000 681,298

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
b
CHF - Manoa LLC, Revenue, Senior Lien, 144A, 2023 A, 5.75%, 7/01/63 ........ $ 1,000,000 $ 966,283
b
Dominium Holdings I LLC, Revenue, 144A, 2024-1, B-1, 6.81%, 4/28/36 ........ 1,750,000 1,812,781
b
Mary's Woods at Marylhurst Obligated Group, Revenue, 144A, 2017 A, Refunding,
5.25%, 5/15/37 .................................................. 250,000 253,661
b
North Carolina Leadership Charter Academy, Inc., Revenue, 144A, 2019 A, 5%,
6/15/49 ........................................................ 1,580,000 1,453,040
SR 400 Peach Partners LLC, Revenue, Senior Lien, 2025, 5.75%, 12/31/65 ...... 525,000 543,318
SR 400 Peach Partners LLC, Revenue, Senior Lien, 2025, 6.5%, 12/31/65 ....... 2,175,000 2,402,949
TrIPs Obligated Group, Revenue, 2012 B, Refunding, 5.25%, 7/01/28 .......... 115,000 115,129
b
UHF Promenade Apts LLC (The), Revenue, 144A, 2024, 6.25%, 2/01/39 ........ 1,000,000 1,024,621
b
UNC Charlotte Marriott Hotel & Conference Center, Revenue, 144A, 2021 A, 4%,
9/01/51 ........................................................ 750,000 573,354
b
UNC Charlotte Marriott Hotel & Conference Center, Revenue, 144A, 2021 A, 4%,
9/01/56 ........................................................ 1,000,000 742,015
Wisconsin Health & Educational Facilities Authority ,
Advocate Aurora Health Obligated Group, Revenue, 2018 A, Refunding, 4%, 8/15/35 3,000,000 3,037,566
Froedtert ThedaCare Health Obligated Group, Revenue, 2022 A, Refunding, 4%,
4/01/37 ........................................................ 3,000,000 3,082,669
Froedtert ThedaCare Health Obligated Group, Revenue, 2022 A, Refunding, 4%,
4/01/41 ........................................................ 4,865,000 4,844,920
Sanford Obligated Group, Revenue, 2024 A, 5.5%, 2/15/54 .................. 1,600,000 1,674,611
28,930,823
U.S. Territories 7.4%
District of Columbia 5.5%
District of Columbia ,
Ingleside Presbyterian Retirement Community Obligated Group, Revenue, 2017 A,
5%, 7/01/52 .................................................... 500,000 464,865
Latin American Montessori Bilingual Public Charter School Obligated Group,
Revenue, 2020, Refunding, 5%, 6/01/40 ............................... 2,000,000 2,005,827
Plenary Infrastructure DC LLC, Revenue, 2022 A, 5.5%, 2/29/36 .............. 1,370,000 1,591,479
Plenary Infrastructure DC LLC, Revenue, 2022 A, 5.5%, 2/28/37 .............. 1,500,000 1,742,072
Two Rivers Public Charter School, Inc., Revenue, 2020, Refunding, 5%, 6/01/40 .. 1,500,000 1,511,544
Two Rivers Public Charter School, Inc., Revenue, 2020, Refunding, 5%, 6/01/50 .. 1,500,000 1,404,460
Metropolitan Washington Airports Authority ,
f
Dulles Toll Road, Revenue, Senior Lien, 2010 A, 4.57%, 10/01/37 ............. 3,700,000 2,198,044
c
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/53 ........ 1,290,000 1,105,762
c
Washington Metropolitan Area Transit Authority , Dedicated , Revenue, Second Lien ,
2024 A , 5% , 7/15/56 ................................................ 5,000,000 5,123,099
17,147,152
Puerto Rico 1.9%
Commonwealth of Puerto Rico ,
GO, 2022 A-1, 4%, 7/01/37 .......................................... 1,250,000 1,229,721
GO, 2022 A-1, 4%, 7/01/41 .......................................... 5,000,000 4,699,774
5,929,495
Total U.S. Territories .................................................................... 23,076,647
Total Municipal Bonds (Cost $448,494,696) .....................................
451,489,720
a a a a

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 16 .
Short Term Investments 0.8%
a a
Shares
a
Value
a
Management Investment Companies 0.8%
h,i
Putnam Short Term Investment Fund, Class P, 3.863% ....................... 2,557,601 $ 2,557,601
Total Management Investment Companies (Cost $2,557,601) .....................
2,557,601
Total Short Term Investments (Cost $2,557,601) .................................
2,557,601
a
Total Investments (Cost $451,052,297) 145.9% ..................................
$454,047,321
Remarketed Preferred Shares (44.6)% .........................................
(138,725,000)
Floating Rate Notes Issued (7.0)% .............................................
(21,914,391)
Other Assets, less Liabilities 5.7% .............................................
17,681,262
Net Assets 100.0% ...........................................................
$311,089,192
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2026, the aggregate value of these securities was $49,813,248, representing 16.0% of net assets.
c
Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
d
The coupon rate shown represents the rate at period end.
e
Security purchased on a when-issued basis.
f
The rate shown represents the yield at period end.
g
Defaulted security or security for which income has been deemed uncollectible.
h
See Note
3
regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Putnam Municipal Opportunities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Municipal Opportunities Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-
end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Municipal Opportunities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended January 31,
2026 , the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Municipal Opportunities Trust
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.863% ...... $2,605,616 $72,303,700 $(72,351,715) $— $— $2,557,601 2,557,601 $156,512
Total Affiliated Securities ... $2,605,616 $72,303,700 $(72,351,715) $— $— $2,557,601 $156,512
Level 1 Level 2 Level 3 Total
Putnam Municipal Opportunities Trust
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 451,489,720 $ — $ 451,489,720
Short Term Investments ................... 2,557,601 — — 2,557,601
Total Investments in Securities ........... $2,557,601 $451,489,720 $— $454,047,321
a
For detailed categories, see the accompanying Schedule of Investments.

Putnam Municipal Opportunities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GO
General Obligation
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.